Subsequent Events (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 11, 2026	Jul. 11, 2025	Dec. 10, 2024	Dec. 09, 2024	Nov. 07, 2024	Nov. 06, 2024	Jul. 31, 2025	Jun. 30, 2025	Dec. 09, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Oct. 31, 2024	Oct. 08, 2024
Sonnet BioTherapeutics Holdings, Inc. [Member]
Warrants to purchase shares														187,500
Proceeds from offering													$ 10,500,000
Gross proceeds													$ 7,803,453	$ 3,899,157	$ 3,896,577	$ 21,006,371
Gross proceeds exercise of warrants															$ 2,983,769	$ 849
Sonnet BioTherapeutics Holdings, Inc. [Member] | Registered Direct Offering [Member]
Offering price per share			$ 2.23
Proceeds from offering			$ 3,400,000
Sonnet BioTherapeutics Holdings, Inc. [Member] | Private Placement [Member]
Offering price per share			$ 2.23
Sonnet BioTherapeutics Holdings, Inc. [Member] | Prefunded Warrant [Member] | Registered Direct Offering [Member]
Number of shares sold			768,000
Warrants to purchase shares			317,325
Exercise price			$ 0.0001
Sonnet BioTherapeutics Holdings, Inc. [Member] | Prefunded Warrant [Member] | Private Placement [Member]
Number of shares sold			127,500
Warrants to purchase shares			545,500
Exercise price			$ 0.0001
Sonnet BioTherapeutics Holdings, Inc. [Member] | Warrant [Member] | Registered Direct Offering [Member]
Warrants to purchase shares			1,085,325
Exercise price			$ 2.10
Warrants term			5 years
Sonnet BioTherapeutics Holdings, Inc. [Member] | Warrant [Member] | Private Placement [Member]
Warrants to purchase shares			673,000
Exercise price			$ 2.10
Warrants term			5 years
Sonnet BioTherapeutics Holdings, Inc. [Member] | Common Stock [Member]
Issuance of shares										98,846	1,050,500	163,281			167,987	104,159
Underwriting Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Chardan Capital Markets LLC [Member]
Number of shares sold					155,000
Proceeds from offering					$ 4,200,000
Underwriting Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Chardan Capital Markets LLC [Member] | Prefunded Warrant [Member]
Warrants to purchase shares					956,111
Offering price per share					$ 4.4999
Exercise price					$ 0.0001
Transaction Agreement [Member] | Forecast [Member]
Termination fee	$ 2,500,000
Reimbursement expenses	1,000,000
Transaction Agreement [Member] | RORSCHACH I LLC [Member]
Reimbursement expenses								$ 1,000,000
Aggregate gross proceeds percentage								7.00%
Transaction Agreement [Member] | RORSCHACH I LLC [Member] | Forecast [Member]
Termination fee	$ 2,500,000
Subsequent Event [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member]
Warrants to purchase shares							3,421,624
Proceeds from offering									$ 7,700,000
Private placement							$ 2,000,000.0
Share price							$ 1.156
Gross proceeds offerings							$ 5,000,000.0
Warrants							50,000
Gross proceeds							10,500,000
Gross proceeds exercise of warrants							$ 3,000,000.0
Subsequent Event [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Dr Richard Kenney [Member]
Number of shares sold							160,000
Warrants to purchase shares							86,505
Private placement							$ 200,000
Subsequent Event [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Common Stock [Member]
Warrants to purchase shares							865,052
Exercise price							$ 1.156
Issuance of shares							1,730,104
Subsequent Event [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Common Stock [Member] | Dr Richard Kenney [Member]
Warrants to purchase shares							320,000
Subsequent Event [Member] | Alkem Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member]
Upfront payment receivable																	$ 500,000	$ 1,000,000.0
Milestone payment receivable																		$ 1,000,000.0
Net payment after tax withholdings																	$ 400,000
Subsequent Event [Member] | Underwriting Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Chardan Capital Markets LLC [Member]
Number of shares sold						155,000
Proceeds from offering						$ 4,200,000
Subsequent Event [Member] | Underwriting Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Chardan Capital Markets LLC [Member] | Prefunded Warrant [Member]
Warrants to purchase shares						956,111
Offering price per share						$ 4.4999
Subsequent Event [Member] | Underwriting Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Chardan Capital Markets LLC [Member] | Warrant [Member]
Warrants to purchase shares						2,222,222
Offering price per share						$ 4.50
Subsequent Event [Member] | Definitive Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member]
Proceeds from offering				$ 3,500,000
Subsequent Event [Member] | Definitive Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Registered Direct Offering [Member]
Offering price per share				$ 2.23					$ 2.23
Subsequent Event [Member] | Definitive Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Private Placement [Member]
Offering price per share				$ 2.23					$ 2.23
Subsequent Event [Member] | Definitive Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Warrant [Member] | Registered Direct Offering [Member]
Warrants to purchase shares				1,085,325					1,085,325
Exercise price				$ 2.10					$ 2.10
Warrants term				5 years					5 years
Subsequent Event [Member] | Definitive Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Warrant [Member] | Private Placement [Member]
Warrants to purchase shares				673,000					673,000
Exercise price			$ 2.10
Subsequent Event [Member] | Definitive Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Common Stock [Member] | Registered Direct Offering [Member]
Number of shares sold				1,085,325
Subsequent Event [Member] | Definitive Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Common Stock [Member] | Private Placement [Member]
Number of shares sold				673,000
Subsequent Event [Member] | Business Combination Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member]
Private placement							$ 5,500,000
Convertible notes							$ 2,000,000.0
Subsequent Event [Member] | Business Combination Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Convertible Preferred Stock [Member]
Number of shares sold							5,500
Subsequent Event [Member] | Business Combination Agreement [Member] | Sonnet BioTherapeutics Holdings, Inc. [Member] | Common Stock [Member]
Number of shares sold							4,400,000
Warrants to purchase shares							8,800,000
Subsequent Event [Member] | Transaction Agreement [Member]
Offering price per share		$ 1.25
Cash Acquired from Acquisition		$ 200,000,000.0
Dividends Payable, Amount Per Share		$ 1.25
Subscription agreement description		Pursuant to the terms of the Transaction Agreement, the amount of cash proceeds to Sonnet at the Closing from the Subscription Agreements, the Contribution Agreements and the Initial PIPE Offering (as defined below) must equal at least $50 million. Concurrently with the signing of the Transaction Agreement, the Company received commitments from investors to contribute $305 million in cash and 12.6 million of HYPE tokens. Of these commitments, affiliates of the Company committed $41 million of cash and 46,500 of HYPE tokens.
Transaction agreement description		Also pursuant to the terms of the Transaction Agreement, at the Closing the Company shall issue to the Advisor (as defined below) (i) that number of shares of Pubco Common Stock equal to 5% of the shares of Pubco Common Stock issued and outstanding, on a fully-diluted, as converted basis, immediately following the Effective Time and (ii) warrants (the “Advisor Warrants”) to purchase a number of shares of Pubco Common Stock equal to, in the aggregate, 15% of the fully diluted number of outstanding shares of Pubco Common Stock immediately after Closing. The Advisor Warrants will be exercisable for five years following the Closing, at an exercise price equal to (i) for one-third of the Advisor Warrants, $1.875, (ii) for one-third of the Advisor Warrants, $2.50 and (iii) for one-third of the Advisor Warrants, $3.75.
Subsequent Event [Member] | Transaction Agreement [Member] | RORSCHACH I LLC [Member]
Offering price per share		$ 1.25
Cash Acquired from Acquisition		$ 200,000,000.0
Dividends Payable, Amount Per Share		$ 1.25
Subscription agreement description		Pursuant to the terms of the Transaction Agreement, the amount of cash proceeds to Sonnet at the Closing from the Subscription Agreements, the Contribution Agreements and the Initial PIPE Offering (as defined below) must equal at least $50 million. Concurrently with the signing of the Transaction Agreement, the Company received commitments from investors to contribute $305 million in cash and 12.6 million of HYPE tokens. Of these commitments, affiliates of the Company committed $41 million of cash and 46,500 of HYPE tokens.
Transaction agreement description		Also pursuant to the terms of the Transaction Agreement, at the Closing Pubco shall issue to the Advisor (as defined below) (i) that number of shares of Pubco Common Stock equal to 5% of the shares of Pubco Common Stock issued and outstanding, on a fully-diluted, as converted basis, immediately following the Effective Time and (ii) warrants to purchase a number of shares of Pubco Common Stock equal to, in the aggregate, 15% of the fully diluted number of outstanding shares of Pubco Common Stock immediately after Closing. The Advisor Warrants will be exercisable for five years following the Closing, at an exercise price equal to (i) for one-third of the Advisor Warrants, $1.875, (ii) for one-third of the Advisor Warrants, $2.50 and (iii) for one-third of the Advisor Warrants, $3.75.